Pay vs Performance Disclosure - USD ($)	12 Months Ended					14 Months Ended	22 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Nov. 15, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with Item 402(v) of Regulation S-K of the Exchange Act adopted by the Securities and Exchange Commission, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The table below does not necessarily reflect value actually earned, realized, or received by our PEO and Non-PEO NEOs. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary	Summary			Average Summary	Average	Value of Initial Fixed $100 Investment Based on:[4]
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total			Adjusted
	Table Total	Table Total	Actually Paid	Actually Paid	Table Total for	Actually Paid to	Shareholder	Peer	Net	Operating
Year	for Todd S. Nelson[1]	for Andrew H. Hurst[1]	to Todd S. Nelson[1,2,3]	to Andrew H. Hurst[1,2,3]	Non-PEO NEOs[1]	Non-PEO NEOs[1,2,3]	Return ("TSR")	Group TSR	Income ($ Millions)	Income[5] ($ Millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$6,725,760	-	$13,858,164	-	$2,129,998	$3,871,501	$145.08	$105.11	$147.6	$194.6
2023	$4,504,386	$4,086,115	$9,264,665	$1,090,971	$1,718,696	$2,854,849	$96.74	$89.58	$147.7	$199.2
2022	$4,512,179	$2,537,725	$5,745,977	$3,004,639	$1,415,745	$1,659,444	$75.58	$73.31	$95.9	$175.8
2021	$4,998,632	-	$4,575,611	-	$1,425,824	$1,283,784	$63.95	$93.43	$109.6	$183.6
2020	$4,870,453	-	$(35,983)	-	$1,319,620	$99,805	$68.68	$111.02	$124.3	$170.6

(1) Todd S. Nelson was our PEO from 2020 through January 20, 2022, then again from November 16, 2023 to present. Andrew H. Hurst was our PEO from January 20, 2022 through November 15, 2023. The individuals comprising the Non-PEO named executive officers for each fiscal year presented are listed below.

2020	2021	2022	2023	2024
Andrew H. Hurst	Andrew H. Hurst	Ashish R. Ghia	Ashish R. Ghia	Ashish R. Ghia
Ashish R. Ghia	Ashish R. Ghia	Greg E. Jansen	Greg E. Jansen	Greg E. Jansen
Jeffrey D. Ayers	Jeffrey D. Ayers	John R. Kline	John R. Kline	John R. Kline
John R. Kline	John R. Kline	Elise L. Baskel	Elise L. Baskel	Elise L. Baskel

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Compensation Actually Paid values for 2023 have been updated from last year's disclosure to reflect revised performance share accruals at 2023 year end and to be consistent with accounting treatment.

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	Todd S. Nelson
2024	$6,725,760	$2,351,513	$9,483,917	$13,858,164
2023	$4,504,386	$2,004,036	$6,764,315	$9,264,665
2022	$4,512,179	$2,043,087	$3,276,885	$5,745,977
2021	$4,998,632	$2,297,832	$1,874,811	$4,575,611
2020	$4,870,453	$2,169,753	$(2,736,683)	$(35,983)

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Andrew H. Hurst	for Andrew H. Hurst	for Andrew H. Hurst	Andrew H. Hurst
2023	$4,086,115	$1,240,590	$(1,754,554)	$1,090,971
2022	$2,537,725	$1,070,169	$1,537,083	$3,004,639

	Average Summary			Average
	Compensation	Average Exclusion of	Average Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
2024	$2,129,998	$555,054	$2,296,557	$3,871,501
2023	$1,718,696	$534,067	$1,670,220	$2,854,849
2022	$1,415,745	$490,290	$733,989	$1,659,444
2021	$1,425,824	$480,891	$338,851	$1,283,784
2020	$1,319,620	$409,676	$(810,139)	$99,805

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Fiscal Year-end Fair Value of Equity Awards	Change in Fair Value	Vesting-Date Fair Value of Equity	Change in Fair Value From Last Day of Prior	Fair Value at Last
	Granted During Fiscal	from Last Day	Awards Granted	Fiscal Year to Vesting	Day of Prior Fiscal
	Year That Remained	of Prior Fiscal	During Fiscal	Date of Unvested Equity	Year of Equity
	Unvested as of Last	Year to Last Day	Year that Vested	Awards that Vested	Awards Forfeited	Total Inclusion of
	Day of Fiscal Year	of Fiscal Year	During Fiscal Year	During Fiscal Year	During Fiscal Year	Equity Values
Year	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson
2024	$5,347,469	$4,107,876	$0	$28,572	$0	$9,483,917
2023	$3,853,015	$2,995,276	$0	$(83,976)	$0	$6,764,315
2022	$2,728,042	$662,876	$0	$(114,033)	$0	$3,276,885
2021	$2,286,168	$(238,435)	$0	$(63,793)	$(109,129)	$1,874,811
2020	$1,785,276	$(2,879,354)	$0	$(1,642,604)	$0	$(2,736,683)

	Fiscal Year-end Fair Value of Equity Awards	Change in Fair Value	Vesting-Date Fair Value of Equity	Change in Fair Value from Last Day of	Fair Value at Last Day of
	Granted During Fiscal	from Last Day	Awards Granted	Prior Fiscal Year to	Prior Fiscal Year of
	Year That Remained	of Prior Fiscal	During Fiscal Year	Vesting Date of Unvested	Equity Awards
	Unvested as of Last	Year to Last Day	that Vested During	Equity Awards that Vested	Forfeited During	Total Inclusion of
	Day of Fiscal Year	of Fiscal Year for	Fiscal Year for	During Fiscal Year	Fiscal Year for	Equity Values for
Year	for Andrew H. Hurst	Andrew H. Hurst	Andrew H. Hurst	for Andrew H. Hurst	Andrew H. Hurst	Andrew H. Hurst
2023	$0	$0	$0	$(20,863)	$(1,733,691)	$(1,754,554)
2022	$1,428,948	$131,156	$0	$(23,021)	$0	$1,537,083

	Average Fiscal Year-end Fair Value of Equity Awards	Average Change in Fair Value	Average Vesting- Date Fair Value of Equity	Average Change in Fair Value from Last	Average Fair Value at Last
	Granted During Fiscal	from Last Day of	Awards Granted	Day of Prior Fiscal Year	Day of Prior Fiscal
	Year That Remained	Prior Fiscal Year	During Fiscal	to Vesting Date of Unvested	Year of Equity	Total Average
	Unvested as of Last	to Last Day of	Year that Vested	Equity Awards that Vested	Awards Forfeited	Inclusion of
	Day of Fiscal Year	Fiscal Year for	During Fiscal Year	During Fiscal Year	During Fiscal Year	Equity Values
Year	for Non-PEO NEOs	Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs
2024	$1,262,222	$1,029,727	$0	$4,608	$0	$2,296,557
2023	$1,026,821	$656,769	$0	$(13,370)	$0	$1,670,220
2022	$654,662	$95,423	$0	$(16,096)	$0	$733,989
2021	$478,450	$(46,861)	$0	$(75,925)	$(16,813)	$338,851
2020	$337,082	$(893,953)	$0	$(253,267)	$0	$(810,139)

(4) The Peer Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation S-K. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2020, 2021, and 2022, are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., and Zovio Inc. In 2023, the Company removed Zovio Inc. as a peer due to its dissolution. In 2024, the Company removed 2U, Inc. due to its insolvency.

(5) We determined Adjusted Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023 and 2024. Adjusted Operating Income is defined, for purposes of the annual incentive plan, as set forth above in the “Compensation Discussion and Analysis” section. For years 2020, 2021, and 2022, the most important financial measure was Adjusted EBITDA; the change from Adjusted EBITDA to Adjusted Operating Income did not involve a substantive or economic value change and was made for more consistent nomenclature. We may determine a different financial performance measure to be the most important financial performance measure in future years. For a reconciliation of adjusted operating income to operating income, the most directly corresponding GAAP financial measure, see Appendix A.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	1) Todd S. Nelson was our PEO from 2020 through January 20, 2022, then again from November 16, 2023 to present. Andrew H. Hurst was our PEO from January 20, 2022 through November 15, 2023. The individuals comprising the Non-PEO named executive officers for each fiscal year presented are listed below.

2020	2021	2022	2023	2024
Andrew H. Hurst	Andrew H. Hurst	Ashish R. Ghia	Ashish R. Ghia	Ashish R. Ghia
Ashish R. Ghia	Ashish R. Ghia	Greg E. Jansen	Greg E. Jansen	Greg E. Jansen
Jeffrey D. Ayers	Jeffrey D. Ayers	John R. Kline	John R. Kline	John R. Kline
John R. Kline	John R. Kline	Elise L. Baskel	Elise L. Baskel	Elise L. Baskel

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation S-K. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2020, 2021, and 2022, are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., and Zovio Inc. In 2023, the Company removed Zovio Inc. as a peer due to its dissolution. In 2024, the Company removed 2U, Inc. due to its insolvency.
Adjustment To PEO Compensation, Footnote	3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Compensation Actually Paid values for 2023 have been updated from last year's disclosure to reflect revised performance share accruals at 2023 year end and to be consistent with accounting treatment.

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	Todd S. Nelson
2024	$6,725,760	$2,351,513	$9,483,917	$13,858,164
2023	$4,504,386	$2,004,036	$6,764,315	$9,264,665
2022	$4,512,179	$2,043,087	$3,276,885	$5,745,977
2021	$4,998,632	$2,297,832	$1,874,811	$4,575,611
2020	$4,870,453	$2,169,753	$(2,736,683)	$(35,983)

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Andrew H. Hurst	for Andrew H. Hurst	for Andrew H. Hurst	Andrew H. Hurst
2023	$4,086,115	$1,240,590	$(1,754,554)	$1,090,971
2022	$2,537,725	$1,070,169	$1,537,083	$3,004,639

	Average Summary			Average
	Compensation	Average Exclusion of	Average Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
2024	$2,129,998	$555,054	$2,296,557	$3,871,501
2023	$1,718,696	$534,067	$1,670,220	$2,854,849
2022	$1,415,745	$490,290	$733,989	$1,659,444
2021	$1,425,824	$480,891	$338,851	$1,283,784
2020	$1,319,620	$409,676	$(810,139)	$99,805

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Fiscal Year-end Fair Value of Equity Awards	Change in Fair Value	Vesting-Date Fair Value of Equity	Change in Fair Value From Last Day of Prior	Fair Value at Last
	Granted During Fiscal	from Last Day	Awards Granted	Fiscal Year to Vesting	Day of Prior Fiscal
	Year That Remained	of Prior Fiscal	During Fiscal	Date of Unvested Equity	Year of Equity
	Unvested as of Last	Year to Last Day	Year that Vested	Awards that Vested	Awards Forfeited	Total Inclusion of
	Day of Fiscal Year	of Fiscal Year	During Fiscal Year	During Fiscal Year	During Fiscal Year	Equity Values
Year	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson
2024	$5,347,469	$4,107,876	$0	$28,572	$0	$9,483,917
2023	$3,853,015	$2,995,276	$0	$(83,976)	$0	$6,764,315
2022	$2,728,042	$662,876	$0	$(114,033)	$0	$3,276,885
2021	$2,286,168	$(238,435)	$0	$(63,793)	$(109,129)	$1,874,811
2020	$1,785,276	$(2,879,354)	$0	$(1,642,604)	$0	$(2,736,683)

	Fiscal Year-end Fair Value of Equity Awards	Change in Fair Value	Vesting-Date Fair Value of Equity	Change in Fair Value from Last Day of	Fair Value at Last Day of
	Granted During Fiscal	from Last Day	Awards Granted	Prior Fiscal Year to	Prior Fiscal Year of
	Year That Remained	of Prior Fiscal	During Fiscal Year	Vesting Date of Unvested	Equity Awards
	Unvested as of Last	Year to Last Day	that Vested During	Equity Awards that Vested	Forfeited During	Total Inclusion of
	Day of Fiscal Year	of Fiscal Year for	Fiscal Year for	During Fiscal Year	Fiscal Year for	Equity Values for
Year	for Andrew H. Hurst	Andrew H. Hurst	Andrew H. Hurst	for Andrew H. Hurst	Andrew H. Hurst	Andrew H. Hurst
2023	$0	$0	$0	$(20,863)	$(1,733,691)	$(1,754,554)
2022	$1,428,948	$131,156	$0	$(23,021)	$0	$1,537,083

	Average Fiscal Year-end Fair Value of Equity Awards	Average Change in Fair Value	Average Vesting- Date Fair Value of Equity	Average Change in Fair Value from Last	Average Fair Value at Last
	Granted During Fiscal	from Last Day of	Awards Granted	Day of Prior Fiscal Year	Day of Prior Fiscal
	Year That Remained	Prior Fiscal Year	During Fiscal	to Vesting Date of Unvested	Year of Equity	Total Average
	Unvested as of Last	to Last Day of	Year that Vested	Equity Awards that Vested	Awards Forfeited	Inclusion of
	Day of Fiscal Year	Fiscal Year for	During Fiscal Year	During Fiscal Year	During Fiscal Year	Equity Values
Year	for Non-PEO NEOs	Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs
2024	$1,262,222	$1,029,727	$0	$4,608	$0	$2,296,557
2023	$1,026,821	$656,769	$0	$(13,370)	$0	$1,670,220
2022	$654,662	$95,423	$0	$(16,096)	$0	$733,989
2021	$478,450	$(46,861)	$0	$(75,925)	$(16,813)	$338,851
2020	$337,082	$(893,953)	$0	$(253,267)	$0	$(810,139)

Non-PEO NEO Average Total Compensation Amount	$ 2,129,998	$ 1,718,696	$ 1,415,745	$ 1,425,824	$ 1,319,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,871,501	2,854,849	1,659,444	1,283,784	99,805
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measure. The following presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2024 to Company performance. The financial performance component of AIP and the performance condition used for performance-based restricted stock units were based solely on a company-wide Adjusted Operating Income performance measure.

Adjusted Operating Income

Total Shareholder Return Amount	$ 145.08	96.74	75.58	63.95	68.68
Peer Group Total Shareholder Return Amount	105.11	89.58	73.31	93.43	111.02
Net Income (Loss)	$ 147,600,000	$ 147,700,000	$ 95,900,000	$ 109,600,000	$ 124,300,000
Company Selected Measure Amount	194,600,000	199,200,000	175,800,000	183,600,000	170,600,000
PEO Name						Todd S. Nelson	Andrew H. Hurst
Additional 402(v) Disclosure	2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Todd S. Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,725,760	$ 4,504,386	$ 4,512,179	$ 4,998,632	$ 4,870,453
PEO Actually Paid Compensation Amount	13,858,164	9,264,665	5,745,977	4,575,611	(35,983)
Andrew H. Hurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,086,115	2,537,725
PEO Actually Paid Compensation Amount		1,090,971	3,004,639
PEO | Todd S. Nelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,351,513)	(2,004,036)	(2,043,087)	(2,297,832)	(2,169,753)
PEO | Todd S. Nelson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,483,917	6,764,315	3,276,885	1,874,811	(2,736,683)
PEO | Todd S. Nelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,347,469	3,853,015	2,728,042	2,286,168	1,785,276
PEO | Todd S. Nelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,107,876	2,995,276	662,876	(238,435)	(2,879,354)
PEO | Todd S. Nelson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Todd S. Nelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,572	(83,976)	(114,033)	(63,793)	(1,642,604)
PEO | Todd S. Nelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(109,129)	0
PEO | Andrew H. Hurst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,240,590)	(1,070,169)
PEO | Andrew H. Hurst [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,754,554)	1,537,083
PEO | Andrew H. Hurst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,428,948
PEO | Andrew H. Hurst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	131,156
PEO | Andrew H. Hurst [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Andrew H. Hurst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,863)	(23,021)
PEO | Andrew H. Hurst [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,733,691)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	555,054	534,067	490,290	480,891	409,676
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,296,557	1,670,220	733,989	338,851	(810,139)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,222	1,026,821	654,662	478,450	337,082
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,029,727	656,769	95,423	(46,861)	(893,953)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,608	(13,370)	(16,096)	(75,925)	(253,267)
Non-PEO NEO | Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (16,813)	$ 0